Trade Receivables, Other Receivables and Prepayments - Schedule of Aging Analysis of Trade Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aging Analysis of Trade Receivables [Line Items]
Trade receivables	$ 102	$ 402,820
Less than 4 months [Member]
Schedule of Aging Analysis of Trade Receivables [Line Items]
Trade receivables	$ 102	$ 402,820